RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)			12 Months Ended
	Sep. 30, 2023	May 11, 2023	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Proceeds from related party			$ 4,197	$ 45,556
Repayment of loans payable related party				25,931
Imputed interest				13,420
Accrued payroll			367,230	764,050
Selling, General and Administrative Expense			5,080,417	177,742
Share-Based Payment Arrangement, Noncash Expense			1,226,420	141,731
Consulting Agreement [Member]
Related Party Transaction [Line Items]
Payment for Administrative Fees	$ 150,000		150,000
Selling, General and Administrative Expense			70,000
Share-Based Payment Arrangement, Noncash Expense			$ 109,679
Stock Issued During Period, Shares, Restricted Stock Award, Gross		15,000	15,000
Maximiliano Ojeda [Member]
Related Party Transaction [Line Items]
Proceeds from related party			$ 0	39,642
Repayment of loans payable related party			52,404	21,976
Balance loans payable			0	123,850
Accounts payable			423	0
Virginia Hilfiger [Member]
Related Party Transaction [Line Items]
Proceeds from related party				5,914
Repayment of loans payable related party			47,602	3,000
Balance loans payable			0	123,850
Julian Groves [Member]
Related Party Transaction [Line Items]
Repayment of loans payable related party			23,844
Balance loans payable			0	123,850
Chief Brand Officer [Member]
Related Party Transaction [Line Items]
Accounts payable			0
Director [Member]
Related Party Transaction [Line Items]
Accounts payable				11,600
Chief Operating Officer [Member]
Related Party Transaction [Line Items]
Accounts payable			0	10,933
Board Of Directors [Member]
Related Party Transaction [Line Items]
Accounts payable			32,547	0
Employees [Member]
Related Party Transaction [Line Items]
Accounts payable			$ 17,911
Consultants [Member]
Related Party Transaction [Line Items]
Accounts payable				$ 0